Concentration of Risk	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentration of risk

Note 17 — Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and short term investments. In China, the insurance coverage for cash deposits of each bank is RMB 500,000. As of December 31, 2021, cash balance of RMB 278,803,307 (USD 43,729,051) was deposited with financial institutions located in China, of which RMB 260,939,899 (USD 40,927,255) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2021, cash balance of HKD 573,226,984, approximately RMB 468,670,382 (USD 73,508,851) was maintained at financial institutions in Hong Kong, of which HKD 568,115,902 approximately RMB 464,491,561 (USD 72,853,422) was subject to credit risk. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to SGD 75,000 (approximately USD 57,000) per account. As of December 31, 2021, cash balance of SGD 816,155 approximately RMB 4,024,785 (USD 631,270) was maintained at DI Scheme banks in Singapore, of which SGD 666,155 approximately RMB 3,285,075 (USD 515,249) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of December 31, 2021, cash balance of USD 133,111 (RMB 848,673) was deposited with a financial institution located in US, none of cash was subject to credit risk. The Company’s short term investments are mainly securities traded in US and Hong Kong markets held in a brokerage account in Hong Kong. The HK securities are protected by Investor Compensation Fund regulated by Securities and Futures Commission for up to HKD 500,000 per account. As of December 31, 2021, a total of RMB 33,131,501 (USD 5,196,528) short term investments deposited with a securities company located in Hong Kong was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Customer concentration risk

For the years ended December 31, 2019 and 2020, no customer accounted for more than 10% of the Company’s total revenues. For the year ended December 2021, one customer accounted for 13.6% of the Company’s total revenues.

As of December 31, 2020, three customers accounted for 19.1%, 14.0% and 12.2% of the Company’s accounts receivable. As of December 31, 2021, three customer accounted for 32.4%, 15.1% and 14.1% of the Company’s accounts receivable.

Vendor concentration risk

For the year ended December 31, 2019, one vendor accounted for 26.6% of the Company’s total purchases. For the year ended December 31, 2020, three vendors accounted for 15.6%, 12.4% and 10.7% of the Company’s total purchases. For the year ended December 31, 2021, one vendor accounted for 13.7% of the Company’s total purchases.

As of December 31, 2020, four vendors accounted for 25.9%, 18.6%, 13.9% and 11.0% of the Company’s accounts payable, respectively. As of December 31, 2021, four vendors accounted for 24.6%, 12.6%, 12.2% and 10.7% of the Company’s accounts payable.